Finance income (Tables)	12 Months Ended
Dec. 31, 2021
Finance income [Abstract]
Schedule of finance income

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Bank interest receivable	26	110	272
	26	110	272